Dividends (Tables)	12 Months Ended
Dec. 31, 2018
Dividends [Abstract]
Dividends
Following is a summary of our common shareholder dividends that were declared in the last three years, under our annual variable dividend policy:

(millions, except per share amounts)			Amount of Common Share Dividends
Dividend Type	Declared	Paid	Per Share	Accrued[1]
Annual – Variable	December 2018	February 2019	$2.5140	$1,467.9
Annual – Variable	December 2017	February 2018	1.1247	655.1
Annual – Variable	December 2016	February 2017	0.6808	395.4
[1] The accrual is based on an estimate of shares outstanding as of the record date and is recorded as a component of "accounts payable, accrued expenses, and other liabilities" on the Consolidated Balance Sheets; the prior year amount was reclassified into this line item from "dividends payable" to conform to the current year presentation. For the dividends declared in December 2017 and 2016, we paid $654.9 million and $395.4 million, respectively.